Consolidated Balance Sheets - USD ($)	Dec. 31, 2022		Oct. 31, 2022	Jul. 31, 2022		Dec. 31, 2021		Jul. 31, 2021
CURRENT ASSETS
Cash	$ 143,024		$ 265,852	$ 193,546		$ 189,996
Restricted cash	641,461
Accounts receivable, net	1,851,503					1,802,316
Other receivables	7,467					1,991,226
Due from related parties	267,863					297,621
Prepaid expenses			30,606	109,143				181,000
Prepaid expenses and other current assets	222,633					71,495
Forward purchase receivables	21,892,527
Deferred offering costs								247,920
Investments held in Trust Account			86,972,255	86,472,912
Total Current Assets	25,026,478		87,268,713	86,775,601		4,352,654		428,920
PROPERTY AND EQUIPMENT, NET	31,628					56,927
OTHER ASSETS
Other receivables - non-current						1,830,603
Prepaid expenses - non-current	478,061
Intangible assets, net						289,962
Goodwill						992,686
Operating lease right-of-use asset	76,528					79,862
Finance lease right-of-use assets	16,345					24,372
Loan to third party						371,962
Total Other Assets	570,934					3,589,447
Total Assets	25,629,040		87,268,713	86,775,601		7,999,028		428,920
CURRENT LIABILITIES
Short term loans - bank and private lender	204,240					205,427
Short term loans - third parties						148,302
Promissory note	170,000
Convertible notes	2,619,625
Convertible notes - related parties	782,600
Accounts payable	1,635,483					359,716
Accounts payable - related party						2,459,411
Other payables and accrued liabilities	1,592,815					488,597
Other payables - related parties	1,521,945					3,272,311
Operating lease liability	79,959					63,478
Finance lease liabilities	7,186					11,447
Prepaid forward purchase liabilities	20,321,053
Taxes payable	186,150					307,343
Accounts payable and accrued expenses			890,404	824,410				3,640
Due to related parties			113,000	86,894
Promissory note - related party			1,000,000	800,000
Related party loans								396,157
Deferred underwriting commissions			3,018,750	3,018,750
Total Current Liabilities	29,121,056		5,022,154	4,730,054		7,316,032		399,797
OTHER LIABILITIES
Deferred tax liabilities						49,294
Operating lease liability - non-current						16,384
Finance lease liabilities - non-current	15,015					17,268
Total Other Liabilities	15,015					82,946
Total Liabilities	29,136,071					7,398,978
COMMITMENTS AND CONTINGENCIES
Ordinary shares subject to possible redemption, 8,225,000 shares at redemption value of $10.08 and $10.03, and 400,000 shares at $8.32 and $8.27 carrying value as of October 31, 2022 and July 31, 2022, respectively.			86,268,440	85,769,097
SHAREHOLDERS’ (DEFICIT) EQUITY
Ordinary shares, no par value, unlimited shares authorized, 20,191,770 shares and 9,333,333 shares outstanding as of December 31, 2022 and 2021, respectively	21,308,969	[1]			[2],[3]	334,863	[1]		[2],[3]
Additional paid-in capital								37,500
Retained earnings (accumulated deficit)	(24,703,789)		(4,021,881)	(3,723,550)		180,333		(8,377)
Accumulated other comprehensive (loss) income	(125,689)					6,036
Total Euda Health Holdings Limited Shareholders’ (Deficit) Equity	(3,520,509)		(4,021,881)	(3,723,550)		521,232		29,123
Noncontrolling interests	13,478					78,818
Total Shareholders’ (Deficit) Equity	(3,507,031)			(3,723,550)		600,050		29,123
Total Liabilities and Shareholders’ (Deficit) Equity	$ 25,629,040		$ 87,268,713	$ 86,775,601		$ 7,999,028		$ 428,920

[1]	Giving retroactive effect to reverse recapitalization effected on November 17, 2022
[2]	As of July 31, 2021, this number includes an aggregate of up to 281,250 shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5). As a result of the full exercise of the over-allotment option by the underwriters upon the consummation of the IPO, these shares are no longer subject to forfeiture (see Note 7).
[3]	On October 25, 2021, the Company issued additional 718,750 ordinary shares which were purchased by the Sponsor, resulting in an aggregate of 2,156,250 ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share capitalization (see Note 5).